Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
C000005581 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	$ 10,000		$ 9,983	$ 11,402	$ 12,468	$ 13,031	$ 14,290	$ 17,901	$ 17,352	$ 17,496	$ 20,539	$ 22,593
C000005578 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
C000005580 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
C000199764 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		9,983	11,402	12,473	13,041	14,309	17,935	17,396	17,554	20,619	22,696
C000005582 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	10,000		9,921	11,259	12,232	12,701	13,847	17,231	16,596	16,635	19,397	21,200
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Accumulated Value	10,000		9,458	11,116	12,432	12,271	12,937	18,351	17,106	17,252	21,315	24,225
Sixty MSCI All Country World Index 40 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		9,813	10,886	11,636	11,874	12,778	15,783	14,643	14,625	16,715	18,456
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000		$ 10,299	$ 10,462	$ 10,423	$ 11,090	$ 12,134	$ 12,085	$ 11,091	$ 10,854	$ 10,995	$ 11,596